RIGHT-OF-USE ASSETS AND LEASE LIABILITIES	12 Months Ended
Dec. 31, 2025
Right-of-use Assets And Lease Liabilities
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

8. RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

The Group is a lessee of non-cancellable operating leases for corporate office in Hong Kong. The Group’s ROU assets and operating lease liabilities recognized in the consolidated balance sheets consist of the following:

	As of December 31,
	2024	2025
	HK$	HK$

Operating lease ROU assets	3,486,556	1,628,712

	As of December 31,
	2024	2025
	HK$	HK$
Operating lease liabilities
Current portion	1,896,384	1,584,423
Non-current portion	1,584,423	-
	3,480,807	1,584,423

	As of December 31,
	2024	2025
Operating leases:
Weighted average remaining lease term (years)	2	1
Weighted average discount rate	5.46%	5.46%

During the years ended December 31, 2024 and 2025, the Group incurred lease expense of HK$331,945 and HK$1,991,668, respectively.

The maturity analysis of the Group’s non-cancellable operating lease obligations as of December 31, 2025 is as follows:

Operating leases
HK$

Total undiscounted lease obligations for the year ending December 31, 2026	1,615,434
Less: imputed interest	(31,011)
Lease liabilities recognized in the consolidated balance sheet	1,584,423

MANGO FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2024 and 2025